                           U.S. GLOBAL ACCOLADE FUNDS

                          SUPPLEMENT DATED MAY 4, 2007
                    TO THE PROSPECTUS DATED FEBRUARY 28, 2007

The prospectus is hereby supplemented to reflect as follows:

PAGE 20, PORTFOLIO MANAGERS -- GLOBAL EMERGING MARKETS FUND

Yvonne Yeoh is no longer a portfolio manager for the Global Emerging Markets Fund and all information concerning Ms. Yeoh is hereby deleted from the prospectus.

                           U.S. GLOBAL ACCOLADE FUNDS

                          SUPPLEMENT DATED MAY 4, 2007
       TO THE STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 28, 2007

The statement of additional information is hereby supplemented to reflect as follows:

PAGE 39 PORTFOLIO MANAGERS-GLOBAL EMERGING MARKETS FUND
Yvonne Yeoh is no longer a portfolio manager for the Global Emerging Markets Fund and all information concerning Ms. Yeoh is hereby deleted from the statement of additional information.